Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Provision
Schedule of income tax provision (benefit)	The income tax provision consisted of the following (in thousands):

	Year Ended
	December 31,
	2016	2015	2014
Current portion:
Federal	$—	$—	$—
State	3	3	3
Foreign	42	83	104
	$45	$86	$107

Schedule of significant components of the Company's deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities were (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Federal and state loss carryforwards	$68,829	$60,831
Reserves, accruals and other	519	761
Depreciation and amortization	1,718	1,304
Deferred stock-based compensation	4,287	4,504
Research and development credit carryforwards	13,867	12,886
Foreign tax and other credits	536	1,131
Total deferred tax assets	89,756	81,417
Deferred tax liabilities:
Acquired intangible assets and other	328	1,781
Less: Valuation allowance	(89,428)	(79,636)
Net deferred tax assets	$—	$—

Schedule of reconciliation of income taxes provided at the federal statutory rate (35%) to actual income tax provision (benefit)

A reconciliation of income taxes provided at the federal statutory rate (35%) to the actual income tax provision follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Income tax benefit computed at U.S. statutory rate	$(11,229)	$(10,989)	$(11,401)
State income tax (net of federal benefit)	3	3	3
Foreign income tax at rate different from U.S. statutory rate	(7)	(15)	(12)
Research and development credits	(981)	(1,580)	(1,614)
Stock-based compensation	75	123	130
Amortization of intangible assets	(100)	(100)	(100)
Goodwill impairment	1,856	—	—
Valuation allowance changes affecting tax provision	10,022	12,588	13,027
Other	406	56	74
Income tax provision	$45	$86	$107

Schedule of domestic and foreign components of (loss) income before income tax provision

The domestic and foreign components of (loss) income before income tax provision were (in thousands):

	Year Ended December 31,
	2016	2015	2014
U.S.	$(31,115)	$(31,580)	$(32,735)
Non-U.S	(888)	183	160
	$(32,003)	$(31,397)	$(32,575)